Average Annual Total Returns - FidelitySAIBondFunds-ComboPRO - FidelitySAIBondFunds-ComboPRO - Fidelity SAI Low Duration Income Fund	Oct. 30, 2023
Fidelity SAI Low Duration Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	0.73%
Since Inception	0.37%	[1]
Fidelity SAI Low Duration Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.10%
Since Inception	0.06%	[1]
Fidelity SAI Low Duration Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.43%
Since Inception	0.15%	[1]
IXXXY
Average Annual Return:
Past 1 year	0.15%
Since Inception	0.11%	[1]

[1]	AFrom September 15, 2020.